Cover	Oct. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2021
Entity File Number	001-35013
Entity Registrant Name	QAD Inc.
Entity Central Index Key	0001036188
Entity Tax Identification Number	77-0105228
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Innovation Place
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93108
City Area Code	805
Local Phone Number	566-6000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	QADA
Security Exchange Name	NASDAQ
Common Class B [Member]
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	QADB
Security Exchange Name	NASDAQ